Deferred charges - Deferred Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs [Abstract]
Beginning Balance, Dry-docking	$ 49,037	$ 42,774
Costs incurred, Dry-docking	8,708	19,119
Amortization expensed, Dry-docking	(15,209)	(12,856)
Ending Balance, Dry-docking	42,536	49,037
Beginning Balance, Financing fees	19,062	14,525
Costs incurred, Financing fees	2,554	6,305
Amortization expensed, Financing fees	(2,132)	(1,768)
Ending Balance, Financing fees	19,484	19,062
Beginning Balance, Total	68,099	57,299
Costs incurred, Total	11,262	25,424
Amortization expensed, Total	(17,341)	(14,624)
Ending Balance, Total	$ 62,020	$ 68,099